Goodwill and Other Intangibles Resulting from Business Acquisitions	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles Resulting from Business Acquisitions [Abstract]
GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

NOTE 3. GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS

Results from the Company’s annual impairment test in the fourth quarter of 2011 indicated that no impairment had occurred in 2011.

In connection with the preparation of its first quarter 2009 financial statements, the Company determined that there was a need to initiate an interim impairment test of goodwill and indefinite-lived intangible assets (“goodwill impairment”). The factors considered included both a sustained decline in the Company’s stock price and a decline in the Company’s 2009 revenue projections for the retail branding and information solutions reporting unit, following lower than expected revenues in March 2009, which continued in April 2009. The peak season for the retail branding and information solutions reporting unit has traditionally been March through the end of the second quarter.

In the first quarter of 2009, the Company recorded non-cash impairment charges of $832 million for the retail branding and information solutions reporting unit, of which $820 million was related to goodwill and $12 million was related to indefinite-lived intangible assets.

The primary factors contributing to the $832 million of non-cash impairment charges relative to the Company’s goodwill impairment test in the fourth quarter of 2008 were the assumed increase in the discount rate, the reduced assumptions for revenue growth through 2013, and the associated cash flow impact from these reduced projections. The change in these factors reflected worsening economic projections and market conditions.

Goodwill

Changes in the net carrying amount of goodwill for 2011 and 2010, by reportable segment and other businesses, were as follows:

(In millions)	Pressure- sensitive Materials	Retail Branding and Information Solutions	Other specialty converting businesses	Discontinued operations	Total

Goodwill	$351.4	$1,242.8	$3.6	$173.0	$1,770.8
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of January 2, 2010	351.4	422.8	3.6	173.0	950.8
Acquisitions	–	.7	–	–	.7
Translation adjustments	(5.4)	(.3)	(.1)	(4.9)	(10.7)
Balance as of January 1, 2011	346.0	423.2	3.5	168.1	940.8
Acquisition adjustments	–	(.5)	–	–	(.5)
Translation adjustments	(9.3)	(3.6)	–	(2.1)	(15.0)
Discontinued operations(2)	–	–	–	(166.0)	(166.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

Goodwill	$336.7	$1,239.1	$3.5	$–	$1,579.3
Accumulated impairment losses(1)	–	(820.0)	–	–	(820.0)
Balance as of December 31, 2011	$336.7	$419.1	$3.5	$–	$759.3

(1)	The Company recorded a non-cash impairment charge of $820 for the retail branding and information solutions reporting unit in the first quarter of 2009.
(2)

In connection with the divestiture of the Company’s OCP business, the goodwill balance was classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Indefinite-Lived Intangible Assets

In the first quarter of 2009, the Company recorded a non-cash impairment charge of $12 million related to indefinite-lived intangible assets resulting from business acquisitions, consisting of trade names and trademarks. At December 31, 2011 and January 1, 2011, the carrying value of these indefinite-lived intangible assets was $18 million.

Finite-Lived Intangible Assets

The following table sets forth the Company’s finite-lived intangible assets resulting from business acquisitions at December 31, 2011 and January 1, 2011, which continue to be amortized:

	2011(1)			2010

(In millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Customer relationships	$233.2	$117.2	$116.0	$291.9	$119.2	$172.7
Patents and other acquired technology	49.0	29.7	19.3	53.6	28.1	25.5
Trade names and trademarks	25.4	21.5	3.9	44.8	38.0	6.8
Other intangibles	12.2	8.2	4.0	14.4	8.5	5.9
Total	$319.8	$176.6	$143.2	$404.7	$193.8	$210.9

(1)	The finite-lived intangible assets related to the Company’s OCP business were classified in the Consolidated Balance Sheet at year end 2011 as “Assets held for sale.” See Note 2, “Discontinued Operations and Sale of Product Lines,” for more information.

Amortization expense for finite-lived intangible assets resulting from business acquisitions was $30.3 million for 2011, $29.8 million for 2010, and $30 million for 2009.

The estimated amortization expense for finite-lived intangible assets resulting from business acquisitions for each of the next five fiscal years is expected to be as follows:

(In millions)	Estimated Amortization Expense

2012	$29.8
2013	28.3
2014	24.6
2015	21.1
2016	19.5

As of December 31, 2011, the weighted-average amortization periods from the date of acquisition and weighted-average remaining useful lives of finite-lived intangible assets were as follows:

(In years)	Weighted-average amortization periods from the date of acquisition	Weighted- average remaining useful life

Customer relationships	11	5
Patents and other acquired technology	13	5
Trade names and trademarks	12	6
Other intangibles	6	3